INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments In Associates [Abstract]
Disclosure of interests in associates [text block]
NOTE 15. INVESTMENTS IN ASSOCIATES

As of December 31, 2024 and 2023, these are the main movements of investments in associates to report:

In 2024, Arauco contributed capital to Falcão MS SPE S.A. for ThR$ 63,488 (equivalent to ThU.S.$ 11,395) through the subsidiary in Brazil, Arauco Participações Florestais Ltda.
I
n 2024, the Company made capital contributions for ThR$ 116,742 (equivalent to ThU.S.$23,553).

The following tables set forth information about investments in associates.

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional currency	U.S. dollar
Corporate purpose
Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kinds of businesses and  companies related to industrial, shipping, forestry and commercial activities.

Ownership interest (%)	50.0000%
	12-31-2024	12-31-2023
Carrying amount accounted for using equity method	ThU.S.$ 35,111	ThU.S.$ 64,788

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.0000%
	12-31-2024	12-31-2023
Carrying amount accounted for using equity method	ThU.S.$ 310	ThU.S.$ 451

Name	Genómica Forestal S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose
Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.

Ownership interest (%)	25.0000%
	12-31-2024	12-31-2023
Carrying amount accounted for using equity method	ThU.S.$ 9	ThU.S.$ 9

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose
Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.

Ownership interest (%)	20.0000%
	12-31-2024	12-31-2023
Carrying amount accounted for using equity method	ThU.S.$ -	ThU.S.$ 1

Name	Falcão MS SPE S.A.
Country	Brazil
Functional currency	Brazilian real
Corporate purpose	Management of land for leases to related parties.
Ownership interest (%)	49.0000%
	12-31-2024	12-31-2023
Carrying amount accounted for using equity method	ThU.S.$ 41,352	ThU.S.$ 34,558

	12-31-2024	12-31-2023
Total investments in associates accounted for using equity method	ThU.S.$ 76,782	ThU.S.$ 99,806

Summarized financial information of associates

	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
12-31-2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current assets of associates	1	4,616	-	10,574	-	10	15,201
Non-current assets of associates	72,041	2,465	-	145,212	-	62	219,780
Total of associates	72,042	7,081	-	155,786	-	72	234,981
Current liabilities of associates	54	3,838	-	11,667	-	-	15,559
Non-current liabilities of associates	-	1,693	-	59,474	-	35	61,202
Equity	71,988	1,550	-	84,645	-	37	158,220
Total of associates	72,042	7,081	-	155,786	-	72	234,981

12-31-2024
Income	-	5,158	-	10,620	-	-	15,778
Other income / expenses	(57,152)	(5,614)	-	(849)	-	-	(63,615)
Net profit or loss (continuing operations) of associates	(57,152)	(456)	-	9,771	-	-	(47,837)
Other comprehensive income	889	-	-	-	-	-	889
Comprehensive income	(56,263)	(456)	-	9,771	-	-	(46,948)
Dividends received	-	-	-	-	-	-	-

	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
12-31-2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current assets of associates	1	7,449	4,841	11,746	-	10	24,047
Non-current assets of associates	131,395	2,188	77,284	169,486	4	62	380,419
Total of associates	131,396	9,637	82,125	181,232	4	72	404,466
Current liabilities of associates	54	6,021	1,743	4,238	-	-	12,056
Non-current liabilities of associates	-	1,362	20,990	106,468	3	35	128,858
Equity	131,342	2,254	59,392	70,526	1	37	263,552
Total of associates	131,396	9,637	82,125	181,232	4	72	404,466

12-31-2023
Income	-	4,996	10,533	-	-	-	15,529
Other income / expenses	2,095	(4,360)	(4,476)	238	-	-	(6,503)
Net profit or loss (continuing operations) of associates	2,095	636	6,057	238	-	-	9,026
Other comprehensive income	-	-	-	-	-	-	-
Comprehensive income	2,095	636	6,057	238	-	-	9,026
Dividends received	-	-	2,187	-	-	-	2,187

	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
12-31-2022	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	4,323	9,741	-	-	-	14,064
Other income / expenses	9,544	(3,736)	(5,290)	(3)	-	-	515
Net profit or loss (continuing operations) of associates	9,544	587	4,451	(3)	-	-	14,579
Other comprehensive income	-	-	-		-	-	-
Comprehensive income	9,544	587	4,451	(3)	-	-	14,579
Dividends received	-	-	1,511	-	-	-	1,511

Reconciliation of Investment in Associates and Joint Ventures

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Opening balance as of January 1	423,611	365,671
Changes
Investment in associates, additions (1)	11,395	23,553
Investment in joint ventures, additions (2)	38,607	55,885
Share of profit (loss) in investment in associates	(24,075)	3,990
Share of profit (loss) in investment in joint ventures	(23,142)	3,719
Dividends received, Investments in associates	(3,000)	(3,687)
Increase (decrease) in foreign exchange currency on translation of associates and joint ventures	(22,658)	9,467
Reclassification from (to) assets held for sale (3)	-	(29,102)
Other increase (decrease) in investment in associates and joint ventures	5,873	(5,885)
Total changes	(17,000)	57,940
Closing balance	406,611	423,611

Year 2024
(1) Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 63,488 that is equivalent to ThU.S.$ 11,395 for 63,488,424 shares.
(2) In 2024, Forestal Arauco S.A., made contributions of non-monetary assets to Agrícola Fresno SpA amounting to ThU.S.$ 12,066.
-In 2024, Forestal Arauco S.A., made capital contributions to the following companies: Parque Eólico Girasol SpA, Parque Eólico Las Dalias SpA, Parque Eólico Las Fresias SpA, Parque Eólico Margaritas SpA, Parque Eólico Los Cardos SpA, Parque Eólico Las Calas SpA, Parque Eólico Tulipanes SpA, Parque Eólico Hortensias SpA, Parque Eólico Lavanda SpA, y Parque Eólico Jazmin SpA, for Th$ 500 that is equivalent to ThU.S.$ 0.5 for 500 shares in each entity.
-In 2024, Arauco Bioenergía SpA, made capital contributions to Parque Eólico Ovejera Sur SpA.amounting to ThCLP$ 285,000 equivalents to ThU.S.$ 296, corresponding to 285 shares.
-In 2024, Arauco Wood Limited, made capital contributions to Sonae Arauco S.A. for Th€ 25,000 that is equivalent to ThU.S.$ 26,240 for 714,286 shares.

Year 2023
(1) Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 116,742 that is equivalent to ThU.S.$ 23,553 for 116,741,636 shares.
(2) On January 9, 2023 Maderas Arauco S.A. made a capital contribution to E2E SpA, through the capitalization of loans maintained with this entity for ThCLP$ 4,446,808 that is equivalent to ThU.S.$ 5,254 for 4,446,808 shares.
-Forestal Arauco S.A. and Agrícola San Carlos SpA.,
made a non-monetary assets contribution to Agrícola Fresno SpA for ThU.S.$ 1,509, in March 2023. For this contribution they subscribed 266,204 and 35,556 shares respectively. In the act, Agrícola San Carlos SpA sold the subscribed shares of Agrícola Fresno SpA to Forestal Arauco S.A., maintaining Forestal Arauco S.A. a 50% of share in Agrícola Fresno SpA.
-Arauco Bioenergía SpA., made capital contributions to the company Parque Eólico Ovejera Sur SpA for ThCLP$ 185,000 equivalents to ThU.S.$ 222 corresponding to 185 shares, during the year 2023.
-Arauco Venture Limited., acquired 51.1278% of TreeCo, Inc. shares, for a total of ThU.S.$ 48,900, during the year 2023, which were carried out based on the committed agreements. As of December 31, 2024, the contribution paid was ThU.S.$ 11,000, through the capitalization of loan receivable for ThU.S.$ 1,770 and cash contributions for ThU.S.$ 9.230.
(3) Arauco Forest Brasil S.A. investment on Florestal Vale do Corisco S.A.

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Carrying amount of investments in associates accounted for using equity method	76,782	99,806
Carrying amount of investments in joint ventures accounted for using equity method	329,829	323,805
Total investment accounted for using equity method	406,611	423,611